3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Maturity of contractual lease (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tables/Schedules
Schedule of Maturity of contractual lease
Maturity analysis
Contractual undiscounted cash flows (CAD)
Less than a year	$1,142,828
One to five years	3,358,418
More than 5 years	83,817
Total undiscounted as of December 31, 2025	$4,585,063

Maturity analysis as of December 31, 2024
Contractual undiscounted cash flows (CAD)
Less than a year	$58,979
One to five years	152,365
More than 5 years	-
Total undiscounted as of December 31, 2024	$211,344